Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Analysis of Borrowings
An analysis of borrowings at December 31, 2018 and 2017 is as follows:

		2018		2017
	Maturity Date or Range	Amount	Weighted Average Rate	Amount	Weighted Average Rate
		(Dollars in thousands, except rates)
Borrowed funds:
Federal Home Loan Bank advances	Less than one year	$68,650	2.58%	$86,150	1.61%
	One to three years	36,000	2.85%	22,500	1.83%
	Three to five years	—	—%	6,000	1.85%
	Total	$104,650		$114,650
Subordinated debentures, capital trusts	November 2035	$5,155	4.31%	$5,155	3.11%
	November 2035	5,155	4.31%	5,155	3.11%
	September 2037	3,093	4.29%	3,093	2.82%
	Total	$13,403		$13,403